Segmented information (Tables)	12 Months Ended
Dec. 31, 2025
Segmented information
Schedule of segment information based on geographical area.	The assets related to the exploration, evaluation and development of mining projects are located in Canada, the USA and Mexico prior to classification of the Mexican operations as asset held for sale in 2025 (Note 6) and are detailed as follows:

	2025
	Canada	Mexico	USA	Total
		(Note 6)
	$	$	$	$
Other assets (non-current)	15,791	—	2,123	17,914
Mining interests and property, plant and equipment	588,776	—	55,550	644,326
Exploration and evaluation	6,091	—	83,544	89,635
Total non-current assets (excluding investments)	610,658	—	141,217	751,875

	2024
	Canada	Mexico	USA	Total
	$	$	$	$
Other assets (non-current)	10,864	15,499	4,722	31,085
Mining interests and property, plant and equipment	497,816	32,793	63,184	593,793
Exploration and evaluation	4,464	—	81,794	86,258
Total non-current assets (excluding investments)	513,144	48,292	149,700	711,136

The operating losses related to the mining projects located in Canada and the USA for the years ended December 31, 2025 and 2024 are as follows and exclude the Mexican operations as considered discontinued operations:

	Canada	USA	Total
	$	$	$
For the year ended December 31, 2025
Revenues	—	35,478	35,478
Cost of sales	—	(13,855)	(13,855)
Other operating costs	(42,483)	(4,377)	(46,860)
General and administrative	(25,059)	(3,321)	(28,380)
Impairment of assets	(28,108)	—	(28,108)
Operating (loss) income from continuing activities	(95,650)	13,925	(81,725)

For the year ended December 31, 2024
Revenues	293	4,267	4,560
Cost of sales	(224)	(4,553)	(4,777)
Other operating costs	(21,561)	(7,439)	(29,000)
General and administrative	(23,912)	(3,518)	(27,430)
Impairment of assets	(4,894)	(847)	(5,741)
Operating loss from continuing activities	(50,298)	(12,090)	(62,388)